Income Tax - Schedule of Components of Income Tax Expense (Benefit) (Details) (10-K) - USD ($)	3 Months Ended		12 Months Ended
	Mar. 31, 2019	Mar. 31, 2018	Dec. 31, 2018	Dec. 31, 2017
Total current			$ 22,000	$ 98,000
Total deferred			(6,000)	(44,000)
Total income tax expense (benefit)			16,257	54,056
U.S. Federal [Member]
Total current
Total deferred
U.S. State and Local [Member]
Total current			13,000
Total deferred
Australia [Member]
Total current			9,000	98,000
Total deferred			$ (6,000)	$ (44,000)